Submission	Oct. 18, 2024
Submission [Line Items]
Central Index Key	0000093751
Registrant Name	State Street Corporation
Registration File Number	333-265877
Form Type	S-3
Submission Type	424B2
Fee Exhibit Type	EX-FILING FEES